Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 28,423,850,000.00
Total Fee Amount	3,925,333.69
Total Offset Amount	0.00
Net Fee	$ 3,925,333.69
Offering Table N/A
Offset Table N/A	N/A